Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Analysis of Assets and Liabilities on Date Control was Lost
a.	Analysis of assets and liabilities on the date control was lost

	NT$	US$ (Note 4)
Current Assets
Cash and cash equivalent	$200,347	$7,135
Trade receivables, net	318,425	11,340
Inventories	239,865	8,542
Other current assets	111,913	3,985
Non-Current Assets
Property, plant and equipment	7,546,413	268,747
Right-of-use assets	812,861	28,948
Deferred tax assets	298,217	10,620
Other non-current assets	43,482	1,548

Current Liabilities
Trade and other payables	(1,739,330)	(61,942)
Current portion of long-term borrowings	(1,746,000)	(62,179)
Other current liabilities	(24,564)	(875)
	NT$	US$ (Note 4)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	(104,974)
Deferred tax liabilities	(796)	(28)

Net assets disposed of	$3,113,151	$110,867

Summary of Gain on Disposal of Subsidiaries
b.	Gain on disposal of subsidiarie s

	NT$	US$ (Note 4)

Total consideration (paid in cash)	$4,078,844	$145,258
Net assets disposed of	(3,113,151)	(110,867)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control over SF	(162,940)	(5,803)

Gain on disposal of SF	$802,753	$28,588

Summary of Net Cash Inflow on Disposal of Susbsidiaries

c.	Net cash inflow on disposals of subsidiaries

	NT$	US$ (Note 4)

Consideration received in cash and cash equivalents	$4,078,844	$145,258
Less: Cash and cash equivalent balances disposed of	(200,347)	(7,135)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(5,750)

	$3,717,039	$132,373